Right-of-Use Assets and Lease Liabilities – Operating Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities – Operating Leases [Abstract]
Present value of lease payments percentage	12.00%		12.00%
Lease expense	$ 3,000	$ 2,700	$ 11,000	$ 10,550
ROU asset amortization expense	$ 2,743	$ 2,469	$ 10,308	$ 9,893
Remaining lease term	1 year		1 year
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Total		Liabilities, Total	Liabilities, Total